Guarantor Financials Guarantor Financials (cash flows) details (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Sep. 27, 2014	Sep. 28, 2013
Net Cash Provided by (Used in) Operating Activities	$ 195.1	$ 98.7
Cash Flows (For) From Investing Activities
Additions to property and equipment	(31.7)	(40.4)
(Purchase) return of Investments	(0.1)	0
Proceeds from sale of business	1.1	0
Proceeds from sale of land	0	4.6
Intercompany notes issued	0
Net cash from (for) investing activities	(30.7)	(35.8)
Cash Flows (For) From Financing Activities
Repayments of long-term debt	(39.5)	0
Cash dividends	(14.1)	(8.5)
Payments for Repurchase of Common Stock	7.5	7.3
Settlements of contingent consideration	(5.0)	0
Borrowings (repayments) of short-term debt, net	(2.1)	1.1
Issuance of Common Stock	2.6	3.5
Excess tax benefit of stock transactions	4.3	7.2
Payments of Financing Costs	0	24.8
Intercompany notes borrowed	0
Net cash from (for) financing activities	(61.3)	(28.8)
Effect of exchange rate changes on cash	(11.1)	2.6
Cash and Cash Equivalents, Period Increase (Decrease)	92.0	36.7
Cash and cash equivalents, beginning of period	799.5	779.9
Cash and cash equivalents, end of period	891.5	816.6
Consolidation, Eliminations [Member]
Net Cash Provided by (Used in) Operating Activities	0	0
Cash Flows (For) From Investing Activities
Additions to property and equipment	0	0
(Purchase) return of Investments	0
Proceeds from sale of business	0
Proceeds from sale of land		0
Intercompany notes issued	(445.7)
Net cash from (for) investing activities	445.7	0
Cash Flows (For) From Financing Activities
Repayments of long-term debt	0
Cash dividends	0	0
Payments for Repurchase of Common Stock	0	0
Settlements of contingent consideration	0
Borrowings (repayments) of short-term debt, net	0	0
Issuance of Common Stock	0	0
Excess tax benefit of stock transactions	0	0
Payments of Financing Costs		0
Intercompany notes borrowed	(445.7)
Net cash from (for) financing activities	(445.7)	0
Effect of exchange rate changes on cash	0	0
Cash and Cash Equivalents, Period Increase (Decrease)	0	0
Cash and cash equivalents, beginning of period	0	0
Cash and cash equivalents, end of period	0	0
Parent Company [Member]
Net Cash Provided by (Used in) Operating Activities	(91.2)
Cash Flows (For) From Investing Activities
Additions to property and equipment	0
(Purchase) return of Investments	0
Proceeds from sale of business	0
Intercompany notes issued	0
Net cash from (for) investing activities	0
Cash Flows (For) From Financing Activities
Repayments of long-term debt	(35.0)
Cash dividends	(14.1)
Payments for Repurchase of Common Stock	7.5
Settlements of contingent consideration	0
Borrowings (repayments) of short-term debt, net	0
Issuance of Common Stock	2.6
Excess tax benefit of stock transactions	4.3
Intercompany notes borrowed	242.2
Net cash from (for) financing activities	192.5
Effect of exchange rate changes on cash	0
Cash and Cash Equivalents, Period Increase (Decrease)	101.3
Cash and cash equivalents, beginning of period	323.4
Cash and cash equivalents, end of period	424.7
Guarantor Subsidiaries [Member]
Net Cash Provided by (Used in) Operating Activities	211.3	52.9
Cash Flows (For) From Investing Activities
Additions to property and equipment	(18.4)	(31.2)
(Purchase) return of Investments	1.2
Proceeds from sale of business	0
Proceeds from sale of land		0
Intercompany notes issued	202.1
Net cash from (for) investing activities	(219.3)	(31.2)
Cash Flows (For) From Financing Activities
Repayments of long-term debt	0
Cash dividends	0	(8.5)
Payments for Repurchase of Common Stock	0	7.3
Settlements of contingent consideration	(5.0)
Borrowings (repayments) of short-term debt, net	0	0
Issuance of Common Stock	0	3.5
Excess tax benefit of stock transactions	0	7.2
Payments of Financing Costs		24.8
Intercompany notes borrowed	1.4
Net cash from (for) financing activities	(3.6)	(29.9)
Effect of exchange rate changes on cash	0	0
Cash and Cash Equivalents, Period Increase (Decrease)	(11.6)	(8.2)
Cash and cash equivalents, beginning of period	245.2	519.6
Cash and cash equivalents, end of period	233.6	511.4
Non-Guarantor Subsidiaries [Member]
Net Cash Provided by (Used in) Operating Activities	75.0	45.8
Cash Flows (For) From Investing Activities
Additions to property and equipment	(13.3)	(9.2)
(Purchase) return of Investments	(1.3)
Proceeds from sale of business	1.1
Proceeds from sale of land		4.6
Intercompany notes issued	243.6
Net cash from (for) investing activities	(257.1)	(4.6)
Cash Flows (For) From Financing Activities
Repayments of long-term debt	(4.5)
Cash dividends	0	0
Payments for Repurchase of Common Stock	0	0
Settlements of contingent consideration	0
Borrowings (repayments) of short-term debt, net	(2.1)	1.1
Issuance of Common Stock	0	0
Excess tax benefit of stock transactions	0	0
Payments of Financing Costs		0
Intercompany notes borrowed	202.1
Net cash from (for) financing activities	195.5	1.1
Effect of exchange rate changes on cash	(11.1)	2.6
Cash and Cash Equivalents, Period Increase (Decrease)	2.3	44.9
Cash and cash equivalents, beginning of period	230.9	260.3
Cash and cash equivalents, end of period	$ 233.2	$ 305.2